Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014 segment		Mar. 31, 2013		Dec. 31, 2013
Segment Reporting [Abstract]
Number of operating segments	1
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	100.00%		100.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 275.3		$ 254.3
Fixed assets - drilling units	4,491.6				3,448.3
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54.3		48.1
Fixed assets - drilling units	537.9				543.5
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	22.4		21.1
Fixed assets - drilling units	185.6				182.6
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	19.6		50.3
Fixed assets - drilling units	545.3				543.5
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	94.2		92.2
Fixed assets - drilling units	2,329.2				1,274.8
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27.6		0
Fixed assets - drilling units	268.8				271.8
Ghana
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	55.2		37.8
Fixed assets - drilling units	624.8				632.1
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2.0		$ 4.8
ExxonMobil
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	16.50%	[1]	19.30%	[1]
Total
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	8.60%		19.50%
Chevron
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	17.60%		8.50%
BP
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	36.10%		37.40%
Tullow
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	21.20%		15.30%

[1]	During 2013 the ExxonMobil drilling contract was assigned to Hibernia Management and Development Co. Ltd and Statoil Canada Ltd.